SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Core Plus Income Fund DWS Global Income Builder Fund DWS Global Inflation Fund DWS GNMA Fund	DWS Short Duration Fund DWS Strategic Government Securities Fund DWS Ultra–Short Duration Fund DWS Unconstrained Income Fund	DWS Variable Series I: DWS Bond VIP DWS Variable Series II: DWS Global Income Builder VIP DWS Government & Agency Securities VIP DWS Unconstrained Income VIP

Effective June 20, 2013, Ohn Choe will no longer serve as a portfolio manager of the above-listed funds. All references to Mr. Choe are hereby deleted.

Please Retain This Supplement for Future Reference

June 10, 2013
PROSTKR-263